Cover	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38875
Entity Tax Identification Number	83-0806637
Entity Registrant Name	GREENLANE HOLDINGS, INC.
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Address, Postal Zip Code	33487
City Area Code	877
Local Phone Number	292-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	GNLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001743745
Amendment Flag	false
Entity Address, Address Line One	1095 Broken Sound Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL